OPERATIONS AND PRINCIPAL ACTIVITIES - Group's subsidiaries and the consolidated VIEs (Details)	Dec. 31, 2024
Pony.ai, Inc
OPERATIONS AND PRINCIPAL ACTIVITIES
Legal Ownership (as a percent)	100.00%
Hong Kong Pony AI Limited
OPERATIONS AND PRINCIPAL ACTIVITIES
Legal Ownership (as a percent)	100.00%
Beijing (ZX) Pony AI Technology Co., Ltd ("Beijing ZX")
OPERATIONS AND PRINCIPAL ACTIVITIES
Legal Ownership (as a percent)	100.00%
Beijing (HX) Pony AI Technology Co., Ltd. ("Beijing HX")
OPERATIONS AND PRINCIPAL ACTIVITIES
Legal Ownership (as a percent)	100.00%
Guangzhou (ZX) Pony AI Technology Co., Ltd ("Guangzhou ZX")
OPERATIONS AND PRINCIPAL ACTIVITIES
Legal Ownership (as a percent)	100.00%
Guangzhou (HX) Pony AI Technology Co., Ltd. ("Guangzhou HX")
OPERATIONS AND PRINCIPAL ACTIVITIES
Legal Ownership (as a percent)	100.00%
Guangzhou Bibi Technology Co., Ltd
OPERATIONS AND PRINCIPAL ACTIVITIES
Legal Ownership (as a percent)	100.00%
Beijing (YX) Pony AI Technology Co., Ltd. ("Beijing YX")
OPERATIONS AND PRINCIPAL ACTIVITIES
Legal Ownership (as a percent)	100.00%
Jiangsu Rye Data Technology Co., Ltd ("Jiangsu RD")
OPERATIONS AND PRINCIPAL ACTIVITIES
Legal Ownership (as a percent)	100.00%
Shanghai (YX) Pony AI Technology Co., Ltd. ("Shanghai YX")
OPERATIONS AND PRINCIPAL ACTIVITIES
Legal Ownership (as a percent)	100.00%
Guangzhou (YX) Pony AI Technology Co., Ltd.
OPERATIONS AND PRINCIPAL ACTIVITIES
Legal Ownership (as a percent)	100.00%
Tianjin Poplar LLP
OPERATIONS AND PRINCIPAL ACTIVITIES
Legal Ownership (as a percent)	62.00%
Guangzhou Pony Truck Technology Co., Ltd.
OPERATIONS AND PRINCIPAL ACTIVITIES
Legal Ownership (as a percent)	100.00%
Beijing (RX) Pony AI Technology Co., Ltd
OPERATIONS AND PRINCIPAL ACTIVITIES
Legal Ownership (as a percent)	100.00%
Beijing Pony Truck Technology Co., Ltd
OPERATIONS AND PRINCIPAL ACTIVITIES
Legal Ownership (as a percent)	100.00%
Guangzhou Pony Intelligent Logistics Technology Co., Ltd
OPERATIONS AND PRINCIPAL ACTIVITIES
Legal Ownership (as a percent)	100.00%
Shenzhen (YX) Pony AI Technology Co., Ltd. ("Shenzhen YX")
OPERATIONS AND PRINCIPAL ACTIVITIES
Legal Ownership (as a percent)	100.00%
Cyantron Logistics Technology Co., Ltd. ("Cyantron Logistics")
OPERATIONS AND PRINCIPAL ACTIVITIES
Legal Ownership (as a percent)	51.00%
Shanghai (ZX) Pony AI Technology Development Co., Ltd
OPERATIONS AND PRINCIPAL ACTIVITIES
Legal Ownership (as a percent)	100.00%
Qingdao Cyantron Logistics Technology Co., Ltd
OPERATIONS AND PRINCIPAL ACTIVITIES
Legal Ownership (as a percent)	51.00%
Pony.AI Europe S.a.r.l
OPERATIONS AND PRINCIPAL ACTIVITIES
Legal Ownership (as a percent)	100.00%